CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Consulting, management and professional fees	$ 587,243	$ 1,131,874	$ 887,058
Employee benefits	934,717	930,463	1,097,977
Office and sundry	161,693	190,962	232,011
Share-based payments	27,413	377,402	782,815
Travel and promotion	223,059	206,184	277,448
Depreciation	69,644	151,357	175,075
Interest and bank expenses	11,018	10,233	22,267
Interest on lease obligation	10,993	2,365	9,320
Write off of receivable	288,274	0	0
Impairment of exploration and evaluation assets	18,937,830	0	452,251
Foreign exchange loss (gain)	26,476	108,094	(44,084)
Loss before other items	(21,278,360)	(3,108,934)	(3,892,138)
Interest and other income	11,415	180,192	168,354
Loss and comprehensive loss for year	$ (21,266,945)	$ (2,928,742)	$ (3,723,784)
Loss per share, basic	$ (0.14)	$ (0.02)	$ (0.02)
Loss per share, diluted	$ (0.14)	$ (0.02)	$ (0.02)
Weighted average number of shares - basic	151,460,462	143,673,147	127,374,340
Weighted average number of shares - diluted	151,460,462	143,673,147	127,374,340